Condensed Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, at Dec. 31, 2018	$ (0)	$ 1	$ 522,335	$ (141,984)	$ 380,352
Balance, shares at Dec. 31, 2018	1,000	13,280,927
Conversion of preferred stock to common, shares	(1,000)
Conversion of preferred stock to common, shares		511,733
Acquisition of treasury stock	$ 0	$ 0	(366)	0	(366)
Acquisition of treasury stock, shares		(64,289)
Stock based compensation	(0)	$ (0)	229	(0)	229
Dividend paid/ declared	0	0	(4,121)	0	(4,121)
Net loss	(0)	(0)	(0)	861	861
Balance, at Mar. 31, 2019	$ (0)	$ 1	518,077	(141,123)	376,955
Balance, shares at Mar. 31, 2019	0	13,728,371
Balance, at Dec. 31, 2018	$ (0)	$ 1	522,335	(141,984)	380,352
Balance, shares at Dec. 31, 2018	1,000	13,280,927
Net loss					(15,689)
Balance, at Jun. 30, 2019	$ (0)	$ 1	514,189	(157,673)	$ 356,517
Balance, shares at Jun. 30, 2019	0				13,728,371
Balance, at Mar. 31, 2019	$ (0)	$ 1	518,077	(141,123)	$ 376,955
Balance, shares at Mar. 31, 2019	0	13,728,371
Stock based compensation	$ (0)	$ (0)	231	(0)	231
Dividend paid/ declared	0	0	(4,119)	0	(4,119)
Net loss	(0)	(0)	(0)	(16,550)	(16,550)
Balance, at Jun. 30, 2019	$ (0)	1	514,189	(157,673)	$ 356,517
Balance, shares at Jun. 30, 2019	0				13,728,371
Balance, at Dec. 31, 2019		$ 2	521,275	(207,425)	$ 313,852
Balance, shares at Dec. 31, 2019	0	15,873,391
Stock based compensation	$ (0)	$ (0)	123	(0)	123
Continuous Offering Program (see Note 15)	(0)		304		304
Continuous Offering Program program, shares		63,545
Dividend paid/ declared	0	$ 0	(4,755)	0	(4,755)
Net loss	(0)	(0)	(0)	869	869
Balance, at Mar. 31, 2020	$ (0)	$ 2	516,947	(206,556)	310,393
Balance, shares at Mar. 31, 2020	0	15,936,936
Balance, at Dec. 31, 2019		$ 2	521,275	(207,425)	313,852
Balance, shares at Dec. 31, 2019	0	15,873,391
Net loss					31,886
Balance, at Jun. 30, 2020	$ (0)	$ 2	512,905	(175,539)	337,368
Balance, shares at Jun. 30, 2020	0	16,089,890
Balance, at Mar. 31, 2020	$ (0)	$ 2	516,947	(206,556)	310,393
Balance, shares at Mar. 31, 2020	0	15,936,936
Stock based compensation	$ (0)	$ (0)	123	(0)	123
Continuous Offering Program (see Note 15)	(0)		644	(0)	644
Continuous Offering Program program, shares		152,954
Dividend paid/ declared	0	$ 0	(4,809)	0	(4,809)
Net loss	(0)	(0)	(0)	31,017	31,017
Balance, at Jun. 30, 2020	$ (0)	$ 2	$ 512,905	$ (175,539)	$ 337,368
Balance, shares at Jun. 30, 2020	0	16,089,890